RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Related Party Transaction [Line Items]
Amount due from related party	$ 2,485	$ 0
Amount due to related party		2,564
WDZG Consulting
Related Party Transaction [Line Items]
Amount due from related party	$ 2,485
Amount due to related party		$ 2,564